United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   12/31/2008

Check here if Amendment [  ];   Amendment Number: 1
  This Amendment (Check only one.):      [X] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Clarification concerning amendment:
Correction: 1/100 Berkshire Hathaway CL A becomes
Berkshire Hathaway CL A (cusip same) with number of shares amended (in initial filing, total number of partial shares [1/100] were reported). Value remains the same.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             11/17/2009
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  136

Form 13F Information Table Value Total:  136,851 (valuex1000)





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.


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FORM 13F INFORMATION TABLE
													 Voting Authority
Name of Issuer			Title	CUSIP		Value 	SHRS/	SH/  Put/  Investment  Other    Sole  Shared  None
				Of			(x1000)	PRIN	PRN  call  Discretion  Managers
				Class				AMOUNT

--------------------------------------------------------------------------------------------------------------------------

99 Cents Only Stores 		COM	65440k106 	246	22,524	SH		Sole		22,524
A T & T Corp New 		COM	00206R102 	697	24,445	SH		Sole		24,445
Agree Realty Corp 		COM	8492100		318	17,540	SH		Sole		17,540
Alliance Holdings GP   COM UNITS LP	01861G100 	215	14,550	SH		Sole		14,550
Alliancebernstein    UNIT LTD PARTN	01881G106 	2584	124,270	SH		Sole		124,270
Altria Group Inc 		COM	02209S103 	493	32,706	SH		Sole		32,706
AmeriGas Partners LP 	UNIT LP INT	30975106	479	17,025	SH		Sole		17,025
Anadarko Petroleum Corp 	COM	32511107	1063	27,574	SH		Sole		27,574
Apache Corp 			COM	37411105	1911	25,640	SH		Sole		25,640
Apple Computer Inc 		COM	37833100	263	3,083	SH		Sole		3,083
Bank Of America Corporation 	COM	60505104	219	15,574	SH		Sole		15,574
Baytex Energy TRUST 	 TRUST UNIT	73176109	540	45,220	SH		Sole		45,220
Berkshire Hathway CL A	 	CL A	84670108	2705	28	SH	  	Sole		28
Berkshire Hathaway Cl B 	CL B	84670207	4088	1,272	SH		Sole		1,272
Block H & R Incorporated 	COM	93671105	295	12,969	SH		Sole		12,969
Boardwalk Pipeline   UT LTD PARTNER	96627104	1499	84,300	SH		Sole		84,300
Buckeye GP Holdings    COM UNITS LP	118167105	193	15,095	SH		Sole		15,095
Buckeye Partners     UNIT LTD PARTN	118230101	208	6,461	SH		Sole		6,461
C H Robinson Worldwd New    COM NEW	12541W209 	286	5,204	SH		Sole		5,204
Chevrontexaco Corp 		COM	166764100	989	13,370	SH		Sole		13,370
Coca Cola Company 		COM	191216100	468	10,328	SH		Sole		10,328
Cohen & Steers Select Fund 	COM	19248A109 	149	14,450	SH		Sole		14,450
Conocophillips 			COM	20825C104 	416	8,033	SH		Sole		8,033
Consolidated Edison Inc 	COM	209115104	217	5,585	SH		Sole		5,585
Copano Energy Llc    	  COM UNITS	217202100	290	24,830	SH		Sole		24,830
Devon Energy Cp New 		COM	25179M103 	1605	24,420	SH		Sole		24,420
Du Pont E I De Nemour&Co 	COM	263534109	262	10,370	SH		Sole		10,370
Duke Energy Corporation 	COM	26441C105 	1590	105,944	SH		Sole		105,944
Duncan Energy Ptnrs LP 	  COM UNITS	265026104  	192	14,085	SH		Sole		14,085
Enbridge Energy Mgmt  SHS UNITS LLI	29250X103 	789	32,271	SH		Sole		32,271
Enbridge Energy Ptnrs LP 	COM	29250R106 	1947	76,367	SH		Sole		76,367
Energy Transfer Eq   COM UT LTD PTN	29273V100 	577	35,580	SH		Sole		35,580
Energy Transfer Part UNIT LTD PARTN	29273R109 	3952	116,213	SH		Sole		116,213
Enerplus Resources Fnd UNIT TRG NEW	29274D604 	802	40,985	SH		Sole		40,985
Enterprise Grp Hldgs 	UNIT LP INT	293716106	303	17,370	SH		Sole		17,370
Enterprise Prd Prtnrs LP 	COM	293792107	4896	236,175	SH		Sole		236,175
Entertainment Props  COM SH BEN INT	29380T105 	770	25,845	SH		Sole		25,845
Equity Residential Props SH BEN INT	29476L107 	3368	112,943	SH		Sole		112,943
Europe 2001 HOLDRS   DEPOSITRY RCPT	29875G105 	811	16,600	SH		Sole		16,600
Exxon Mobil Corporation 	COM	30231G102 	745	9,338	SH		Sole		9,338
F P L Group Incorporated 	COM	302571104	307	6,106	SH		Sole		6,106
Ferrellgas Partners   UNIT LTD PART	315293100	3076	209,790	SH		Sole		209,790
Finisar Corp 			COM	31787A101 	20	52,185	SH		Sole		52,185
First Israel Fund 		COM	32063L100 	119	14,890	SH		Sole		14,890
General Electric Company 	COM	369604103	593	36,623	SH		Sole		36,623
General Motors Corp 		COM	370442105	47	14,600	SH		Sole		14,600
Genesis Energy Lp    UNIT LTD PARTN	371927104	95	10,975	SH		Sole		10,975
Goldman Sachs Group Inc 	COM	38141G104 	875	10,370	SH		Sole		10,370
Great Plains Energy Inc 	COM	391164100	202	10,430	SH		Sole		10,430
HCP Inc. 		 	COM	40414L109 	388	13,985	SH		Sole		13,985
Healthcare Realty Trust 	COM	421946104	730	31,084	SH		Sole		31,084
Inergy Holdings Lp 		COM	45661Q107 	382	17,620	SH		Sole		17,620
International Business Machine 	COM	459200101	226	2,687	SH		Sole		2,687
iShares Dow Jones    DJ SEL DIV INX	464287168	356	8,610	SH		Sole		8,610
iShares MSCI EAFE     MSCI EAFE IDX	464287465	1423	31,724	SH		Sole		31,724
iShares MSCI HK Ind  MSCI HONG KONG	464286871	279	26,895	SH		Sole		26,895
iShares MSCI Japan Ind	 MSCI JAPAN	464286848	561	58,610	SH		Sole		58,610
iShares MSCI Korea Ind MSCI S KOREA	464286772	311	11,125	SH		Sole		11,125
iShares MSCI Mex In MSCI MEX INVEST	464286822	456	14,143	SH		Sole		14,143
Ishares Pharmaceut   DJ PHARMA INDX	464288836	283	6,275	SH		Sole		6,275
iShares S&P Midcap   S&P MC 400 GRW	464287606	1733	31,247	SH		Sole		31,247
iShares S&P Midcap   S&P MIDCP VALU	464287705	2838	56,442	SH		Sole		56,442
iShares S&P Smallcap S&P SMLCP GROW	464287887	1226	27,503	SH		Sole		27,503
iShares S&P Smallcap S&P SMLCP VALU	464287879	1733	35,640	SH		Sole		35,640
iShares Tr Lehman   BARCLYS TIPS BD	464287176	846	8,525	SH		Sole		8,525
Ishares Tr Russell   RUSL 2000 GROW	464287648	258	5,075	SH		Sole		5,075
Ishares Tr S&P Small S&P SMLCAP 600	464287804	274	6,225	SH		Sole		6,225
Jacobs Engineering Group 	COM	469814107	239	4,966	SH		Sole		4,966
Johnson & Johnson 		COM	478160104	340	5,687	SH		Sole		5,687
JP Morgan Chase & Co 		COM	46625H100 	1537	48,757	SH		Sole		48,757
K Sea Transn Partners Lp 	COM	48268Y101 	551	42,690	SH		Sole		42,690
Kinder Morgan Energy UT LTD PARTNER	494550106	12950	283,058	SH		Sole		283,058
Kinder Morgan Mgmt Llc 		SHS	49455U100 	1411	35,301	SH		Sole		35,301
King Pharmaceuticals Inc 	COM	495582108	159	15,000	SH		Sole		15,000
Kraft Foods Inc 		CL A	50075N104 	345	12,859	SH		Sole		12,859
Lauder Estee Co Inc Cl A 	CL A	518439104	668	21,578	SH		Sole		21,578
Linn Energy 	      UNIT LTD LIAB	536020100	1019	68,065	SH		Sole		68,065
Loews Corporation 		COM	540424108	312	11,050	SH		Sole		11,050
Magellan Midstream Hldg COM LP INTS	55907R108 	430	31,025	SH		Sole		31,025
Magellan Midstream   COM UNIT RP LP	559080106	364	12,036	SH		Sole		12,036
Medtronic Inc 			COM	585055106	316	10,063	SH		Sole		10,063
Merck & Co Inc 			COM	589331107	370	12,155	SH		Sole		12,155
Metlife Inc 			COM	59156R108 	248	7,100	SH		Sole		7,100
Nationwide Health Propertys 	COM	638620104	1555	54,140	SH		Sole		54,140
Natural Resource Ptnr   COM UNIT LP	63900P103 	580	33,225	SH		Sole		33,225
Nucor Corp 			COM	670346105	238	5,146	SH		Sole		5,146
Nustar Energy Lp 	   UNIT COM	67058H102  	1214	29,555	SH		Sole		29,555
Oneok Partners LP    UNIT LTD PARTN	68268N103 	4089	89,771	SH		Sole		89,771
Oracle Corporation 		COM	68389X105 	190	10,728	SH		Sole		10,728
Pengrowth Energy TRUST  TR UNIT NEW	706902509	316	41,520	SH		Sole		41,520
Penn Virginia Gp Hld COM UNIT R LIM	70788P105 	148	14,925	SH		Sole		14,925
Penn Virginia Res Partners 	COM	707884102	2920	256,811	SH		Sole		256,811
Penn West Energy TRUST 	    TR UNIT	707885109	492	44,212	SH		Sole		44,212
Pepsico Incorporated 		COM	713448108	225	4,117	SH		Sole		4,117
Pfizer Incorporated 		COM	717081103	326	18,387	SH		Sole		18,387
Pharmaceutical HOLDR DEPOSITRY RCPT	71712A206 	393	6,400	SH		Sole		6,400
Philip Morris Intl Inc 		COM	718172109	737	16,945	SH		Sole		16,945
Plains All American  UNIT LTD PARTN	726503105	3049	87,890	SH		Sole		87,890
Plum Creek Timber Co 		COM	729251108	701	20,175	SH		Sole		20,175
Powershs Exch Trad   DYNM SM CP VAL	73935X864 	130	12,075	SH		Sole		12,075
Powershs QQQ TRUST Ser 	 UNIT SER 1	73935A104 	244	8,212	SH		Sole		8,212
Procter & Gamble 		COM	742718109	442	7,156	SH		Sole		7,156
Progress Energy Inc 		COM	743263105	273	6,850	SH		Sole		6,850
Provident Energy TRUST 	    TR UNIT	74386K104 	407	93,280	SH		Sole		93,280
Raytheon Company New 	    COM NEW	755111507	339	6,646	SH		Sole		6,646
Realty Income Corp 		COM	756109104	283	12,226	SH		Sole		12,226
Reynolds American Inc 	 	COM	761713106	234	5,800	SH		Sole		5,800
Sector Spdr Util Sel  SBI INT-UTILS	81369Y886 	419	14,450	SH		Sole		14,450
Spectra Energy Corp 		COM	847560109	942	59,835	SH		Sole		59,835
Sunoco Logistics Ptnr Lp  COM UNITS	86764L108 	300	6,635	SH		Sole		6,635
Suntrust Banks Inc 		COM	867914103	353	11,950	SH		Sole		11,950
T C Pipelines LP     UT COM LTD PRT	87233Q108 	4274	183,834	SH		Sole		183,834
Teekay Lng Partners   PRTNRSP UNITS	Y8564M105 	666	44,340	SH		Sole		44,340
Teppco Partners LP   UT LTD PARTNER	872384102	3612	184,550	SH		Sole		184,550
The Charles Schwab Corp 	COM	808513105	585	36,150	SH		Sole		36,150
Theragenics Corp 		COM	883375107	71	60,500	SH		Sole		60,500
Time Warner Inc 		COM	887317105	360	35,821	SH		Sole		35,821
Trans1 Inc 			COM	89385X105 	4012	556,504	SH		Sole		556,504
United Parcel Service B 	CL B	911312106	4423	80,191	SH		Sole		80,191
Valmont Industries Inc 		COM	920253101	226	3,676	SH		Sole		3,676
Van Kampen SR Incm Tr 		COM	920961109	77	30,000	SH		Sole		30,000
Vanguard Emg Mkts VIPER EMR MKT ETF	922042858	532	22,553	SH		Sole		22,553
Vanguard Intl Equities  EURPEAN ETF	922042874	1536	40,054	SH		Sole		40,054
Vanguard Large-Cap Gro   GROWTH ETF	922908736	1578	39,945	SH		Sole		39,945
Vanguard Large-Cap Val    VALUE ETF	922908744	650	15,800	SH		Sole		15,800
Vanguard Mid Cap Gro MCAP GR IDXVIP	922908538	822	24,245	SH		Sole		24,245
Vanguard Mid Cap Val MCAP VL IDXVIP	922908512	631	19,275	SH		Sole		19,275
Vanguard Small-Cap   SML CP GRW ETF	922908595	1401	33,280	SH		Sole		33,280
Vanguard Small-Cap    SM CP VAL ETF	922908611	1173	27,635	SH		Sole		27,635
Vanguard Total World TT WRLD ST ETF	922042742	1471	44,600	SH		Sole		44,600
Vanguard Utilities    UTILITIES ETF	92204A876 	330	5,405	SH		Sole		5,405
Verizon Communications 		COM	92343V104 	463	13,645	SH		Sole		13,645
Vornado Realty Trust 	 SH BEN INT	929042109	332	5,500	SH		Sole		5,500
Whitney Holding Corp 		COM	966612103	443	27,703	SH		Sole		27,703
Williams Companies 		COM	969457100	290	20,000	SH		Sole		20,000
Williams Pipeline    COM UNIT LP IN	96950K103 	1018	71,820	SH		Sole		71,820

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